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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Quarter Ended:  6/30/02
                              -----------

 Check here if Amendment [ ]; Amendment Number:
                                              --------------

  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:     Heitman Real Estate Securities LLC
          ---------------------------------------------
 Address:  180 North LaSalle Street, Suite 3600
          ---------------------------------------------
           Chicago, IL 60601-2886
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-04321
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     Nancy B. Lynn
          ---------------------------------------------
 Title:    Vice President
          ---------------------------------------------
 Phone:    312-849-4153
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]


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                             Form 13F SUMMARY PAGE
 Report Summary:
 Number of Other Included Managers:
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total: $
                                         -------------------
                                            (thousands)
 List of Other Included Managers:
 Provide a numbered list of the name(s) and Form 13F file
 number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
     No.       Form 13F File Number          Name
               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

                          FORM 13F INFORMATION TABLE

                                                                 FORM 13F
                                     Name of Reporting Manager: Heitman/PRA Securities Advisors LLC 2Q02
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Item 8:
                                                                                      Item 6:                        Voting
                                                                                Investment Discretion           Authority (Shares)
       Item 1:         Item 2:         Item 3:       Item 4:      Item 5:    ------------------------ Item 7:  -------------------
   Name of Issuer  Title of Class      CUSIP      Fair Market     Shares of  (a)        (b)    (c)    Managers  (a)    (b)     (c)
                                       Number        Value        Principal  Sole     Shared- Shared  See       Sole  Shared   None
                                                                  Amount              As      Other   Instr.
                                                                                      Defined         V
                                                                                      in
                                                                                      Instr.
                                                                                        V
------------------------------------------------------------------------------------------------------------------------------------
Common:
------------------------------------------------------------------------------------------------------------------------------------
Apartment
Investment &
Management
Company            Common Stock      03748R101 $  83,970,082.80  1,706,709  1,706,709                         1,441,402      265,307
------------------------------------------------------------------------------------------------------------------------------------
Avalonbay
Communities,
Inc.               Common Stock      053484101 $  69,167,323.30  1,481,099  1,481,099                         1,252,375      228,724
------------------------------------------------------------------------------------------------------------------------------------
Brandywine
Realty             Common Stock      105368203 $  22,680,163.80    875,682    875,682                           761,848      113,834
------------------------------------------------------------------------------------------------------------------------------------
Bedford Property
Investor           Common Stock      076446301 $  11,094,198.00    409,380    409,380                           352,668       56,712
------------------------------------------------------------------------------------------------------------------------------------
Boston
Properties, Inc.   Common Stock      101121101 $  40,595,272.40  1,016,152  1,016,152                           835,267      180,885
------------------------------------------------------------------------------------------------------------------------------------
Catellus
Development        Common Stock      149111106 $  29,855,326.46  1,462,063  1,462,063                         1,266,730      195,333
------------------------------------------------------------------------------------------------------------------------------------
Charter Municipal
Mtg. Accptc.       Common Stock      160908109 $     327,204.00     18,300     18,300                            18,300
------------------------------------------------------------------------------------------------------------------------------------
Cadiz Inc.         Common Stock      127537108 $     336,240.48     39,651     39,651                            39,651
------------------------------------------------------------------------------------------------------------------------------------
Chelsea GCA
Realty, Inc.       Common Stock      163421100 $  14,004,377.70    418,666    418,666                           367,169       51,497
------------------------------------------------------------------------------------------------------------------------------------
Carramerica
Realty
Corporation        Common Stock      144418100 $  51,371,944.45  1,665,217  1,665,217                         1,383,275      281,942
------------------------------------------------------------------------------------------------------------------------------------
Center Trust Inc.  Common Stock      151845104 $     879,676.00    124,600    124,600                           114,000       10,600
------------------------------------------------------------------------------------------------------------------------------------
Cousins Properties
Inc.COM            Common Stock      222795106 $     302,072.00     12,200     12,200                            12,200
------------------------------------------------------------------------------------------------------------------------------------
Developers
Diversified
Realty             Common Stock      251591103 $  34,909,312.50  1,551,525  1,551,525                         1,291,246      260,279
-----------------------------------------------------------------------------------------------------------------------------------
EastGroup
Properties         Common Stock      277276101 $   2,260,480.00     88,300     88,300                            79,000        9,300
------------------------------------------------------------------------------------------------------------------------------------
Equity Inns Inc.
Com                Common Stock      294703103 $     192,395.00     23,900     23,900                            23,900
------------------------------------------------------------------------------------------------------------------------------------
Equity Office
Properties         Common Stock      294741103 $  79,240,718.74  2,632,582  2,632,582                         2,343,289      289,293
------------------------------------------------------------------------------------------------------------------------------------
Equity
Residential
Properties         Common Stock      29476L107 $     805,000.00     28,000     28,000                            28,000
------------------------------------------------------------------------------------------------------------------------------------
Equity One, Inc.   Common Stock      294752100 $     393,400.00     28,100     28,100                            28,100
------------------------------------------------------------------------------------------------------------------------------------
General Growth
Properties, Inc.   Common Stock      370021107 $   2,432,700.00     47,700     47,700                            40,400        7,300
------------------------------------------------------------------------------------------------------------------------------------
Glimcher Realty
Trust              Common Stock      379302102 $     296,000.00     16,000     16,000                            16,000
------------------------------------------------------------------------------------------------------------------------------------
Health Care
Pptys
Invest Inc.        Common Stock      421915109 $   1,441,440.00     33,600     33,600                            33,600
------------------------------------------------------------------------------------------------------------------------------------
Highwoods
Properties Inc.    Common Stock      431284108 $  24,863,878.00    956,303    956,303                           815,330      140,973
------------------------------------------------------------------------------------------------------------------------------------
Host Marriot
Corp. New Com      Common Stock      44107P104 $  26,787,678.30  2,370,591  2,370,591                         1,931,149      439,442
------------------------------------------------------------------------------------------------------------------------------------
Starwood Lodging   Common Stock      85590A203 $  63,895,731.90  1,942,710  1,942,710                         1,608.770      333,940
------------------------------------------------------------------------------------------------------------------------------------
Healthcare Realty
Trust Inc.         Common Stock      421946104 $     832,000.00     26,000     26,000                            26,000
------------------------------------------------------------------------------------------------------------------------------------
IRT Properties     Common Stock      450058102 $     351,624.00     27,600     27,600                            27,600
------------------------------------------------------------------------------------------------------------------------------------
IShares DJ
US Real Estate     Common Stock      464287739 $   2,180,000.00     25,000     25,000                            25,000
------------------------------------------------------------------------------------------------------------------------------------
Koger Equities     Common Stock      500228101 $  12,818,751.20    664,184    664,184                           508,840      155,344
------------------------------------------------------------------------------------------------------------------------------------
Innkeepers USA
Trust              Common Stock      4576J0104 $     296,980.00     31,000     31,000                            31,000
------------------------------------------------------------------------------------------------------------------------------------
Kilroy Realty      Common Stock      49427F108 $  21,270,610.25    795,163    795,163                           694,319      100,844
------------------------------------------------------------------------------------------------------------------------------------
Keystone Property
Trust              Common Stock      493596100 $   1,864,709.13    117,499    117,499                           104,874       12,625
------------------------------------------------------------------------------------------------------------------------------------
LaSalle Hotel
Properties         Common Stock      517942108 $  18,806,492.25  1,194,063  1,194,063                         1,027,769      166,294
------------------------------------------------------------------------------------------------------------------------------------
Mandalay Resort
Group              Common Stock      562567107 $     261,915.00      9,500      9,500                             9,500
------------------------------------------------------------------------------------------------------------------------------------
MeriStar
Hospitality Corp.  Common Stock      58984Y103 $   7,365,460.25    482,981    482,981                           421,693       61,288
------------------------------------------------------------------------------------------------------------------------------------
Municipal Mortgage
& Equity, L        Common Stock      62624B101 $     329,616.00     12,600     12,600                            12,600
------------------------------------------------------------------------------------------------------------------------------------
Nationwide Health
Properties         Common Stock      638620104 $     656,250.00     35,000     35,000                            35,000
------------------------------------------------------------------------------------------------------------------------------------
Plum Creek
Timber Co Inc.     Common Stock      729251108 $   3,275,690.00    106,700    106,700                           106,700
------------------------------------------------------------------------------------------------------------------------------------
Philips
International
Realty             Common Stock      718333107 $   1,634,366.43    789,549    789,549                           675,555      131,994
------------------------------------------------------------------------------------------------------------------------------------
ProLogis           Common Stock      743410102 $  61,853,602.20  2,378,985  2,378,985                         1,990,268      388,717
------------------------------------------------------------------------------------------------------------------------------------
Pan Pacific Retail
Properties         Common Stock      69806L104 $  27,541,833.84    805,788    805,788                           704,091      101,697
------------------------------------------------------------------------------------------------------------------------------------
Post Properties,
Inc.               Common Stock      737464107 $     557,960.00     18,500     18,500                            18,500
------------------------------------------------------------------------------------------------------------------------------------
Public Storage,
Inc.               Common Stock      74460D109 $   9,635,129.70    259,707    259,707                           228,375       31,332
------------------------------------------------------------------------------------------------------------------------------------
Public Storage
Dep Shares A       Common Stock      74460D729 $     675,180.00     24,200     24,200                            24,200
------------------------------------------------------------------------------------------------------------------------------------
PS Business
Parks, Inc./CA     Common Stock      69360J107 $  24,285,426.90    694,862    694,862                           564,644      130,218
------------------------------------------------------------------------------------------------------------------------------------
Ramco-Gershenson
Properties         Common Stock      751452202 $   4,815,850.00    239,000    239,000                           204,000       35,000
------------------------------------------------------------------------------------------------------------------------------------
Rouse Company      Common Stock      779273101 $  51,513,033.00  1,561,001  1,561,001                         1,306,419      254,582
------------------------------------------------------------------------------------------------------------------------------------
Shurgard Storage
Centers, Inc.      Common Stock      82567D104 $ 24,474,569.30     705,319    705,319                           578,617      126,702
------------------------------------------------------------------------------------------------------------------------------------
SL Green
Realty Corp        Common Stock      78440X101 $  13,793,876.25    386,925    386,925                           341,313       45,612
------------------------------------------------------------------------------------------------------------------------------------
Summit
Properties, Inc.   Common Stock      866239106 $  15,489,082.40    663,344    663,344                           584,762       78,582
------------------------------------------------------------------------------------------------------------------------------------
Simon Property
Group              Common Stock      828806109 $  39,380,854.80  1,068,970  1,068,970                           935,189      133,781
------------------------------------------------------------------------------------------------------------------------------------
Sun Communities,
Inc.               Common Stock      866674104 $  28,833,635.50    690,626    690,626                           580,593      110,033
------------------------------------------------------------------------------------------------------------------------------------
Taubman Centers,
Inc.               Common Stock      876664103 $  29,081,704.25  1,906,997  1,906,977                         1,572,082      334,915
------------------------------------------------------------------------------------------------------------------------------------
Cornerstone
Realty Income      Common Stock      21922V102 $     190,970.00     16,900     16,900                            16,900
------------------------------------------------------------------------------------------------------------------------------------
Trizec Properties
Inc.               Common Stock      89687P107 $  12,408,167.58    735,953    735,953                           706,278       29,675
------------------------------------------------------------------------------------------------------------------------------------
Trizec Canada
Subordinate voti   Common Stock      896874104 $   3,260,946.00    202,543    202,543                            64,447      138,096
------------------------------------------------------------------------------------------------------------------------------------
United Dominion
Realty Trust       Common Stock      910197102 $  27,139,927.50  1,723,170  1,723,170                         1,507,116      216,054
------------------------------------------------------------------------------------------------------------------------------------
Vornado Realty
Trust              Common Stock      929042109 $  45,800,924.40    991,362    991,362                           822,660      168,702
------------------------------------------------------------------------------------------------------------------------------------
Ventas Inc.        Common Stock      92276F100 $     498,525.00     39,100     39,100                            39,100
------------------------------------------------------------------------------------------------------------------------------------
Weingarten Realty  Common Stock      948741103 $     449,580.00     12,700     12,700                            12,700
------------------------------------------------------------------------------------------------------------------------------------
Trizec Properties
Exchange Cer       Common Stock      8968P115  $   3,839,387.97    227,183    227,183                           131,465       95,718
------------------------------------------------------------------------------------------------------------------------------------
                   Subtotal
                    Common                    $1,059,567,246.93
                                              -----------------
Preferred
------------------------------------------------------------------------------------------------------------------------------------
LaSalle Hotel
Properties Serie                     517942207 $     337,900.00     12,400     12,400                            12,400
------------------------------------------------------------------------------------------------------------------------------------
                     Subtotal
                     Preferred                 $     337,900.00
                                               ----------------

                                              -----------------
                       Grand Total            $1,059,905,146.93
                                              =================